Document and Entity Information	Sep. 29, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	Bausch & Lomb Corp
Entity Incorporation State Country Code	Z4
Entity File Number	001-41380
Entity Tax Identification Number	98-1613662
Entity Address Address Line 1	520 Applewood Crescent
Entity Address City Or Town	Vaughan
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	L4K 4B4
City Area Code	905
Local Phone Number	695-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, No Par Value
Trading Symbol	BLCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 29, 2023, Bausch + Lomb Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to announce the completion of the acquisition (the “Acquisition”) of XIIDRA® (lifitegrast ophthalmic solution) and certain other ophthalmology assets (collectively, the “Acquired Assets”) pursuant to the terms and conditions of that certain Stock and Asset Purchase Agreement (as amended, modified or supplemented, the “Agreement”) dated as of June 30, 2023, by and among Bausch + Lomb Ireland Limited (“Buyer”), a wholly owned subsidiary of the Company, Novartis Pharma AG, Novartis Finance Corporation (together with Novartis Pharma AG, “Novartis”) and, solely for purposes of guaranteeing certain obligations of Buyer under the Agreement, the Company.This amendment to the Original 8-K is being filed for the purpose of satisfying the Company’s obligation to file the financial statements and pro forma financial information relating to the Acquired Assets pursuant to Item 9.01 of Form 8-K, and this amendment should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K.
Entity Central Index Key	0001860742